Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
The Company leases office facilities and certain equipment under non-cancelable operating and capital leases. Future minimum lease payments are as follows (in thousands):

	Operating Leases	Capital Leases
Year Ending December 31,
2013	$1,484	$1,209
2014	1,653	808
2015	1,634	416
2016	1,595	6
2017	1,065	—
Total minimum lease payments	$7,431	2,439
Less: imputed interest		(344)
Less: current portion		(959)
Capital lease obligations, net of current portion		$1,136